Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of value assets and liabilities measured on recurring basis
The Company’s financial liabilities subject to fair value measurement on a recurring basis and the level of inputs used for such measurements were as follows:

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities included in:
Warrant liability (Public)	$39,500	$—	$—	$39,500
Warrant liability (Private)	—	—	21,793	21,793
Earn-out liability	—	—	26,596	26,596

Total fair value	$39,500	$—	$48,389	$87,889

Summary of Assumptions for Estimated Fair Value Using Monte Carlo Simulation Model
The fair value of private warrants was estimated as of December 31, 2021 using the Monte Carlo simulation model with the following assumptions:

Valuation date price	$12.99
Strike price	$11.50
Remaining life	4.54 years
Expected dividend	$—
Risk-free interest rate	1.19%
Price threshold	$18.00
The fair value of the
earn-out
liability was estimated as of December 31, 2021 using the Monte Carlo simulation model with the following assumptions:

Valuation date price	$12.99
Expected term	6.54 years
Expected volatility	40.59%
Risk-free interest rate	1.40%
Price hurdle 1	$13.00
Price hurdle 2	$15.00

Reconciliation of changes
The reconciliation of changes in Level 3 during the year ended December 31, 2021 is as follows:

	For the year ended December 31, 2021
	Private Warrants	Acquisition Contingent Consideration	Earn-Out Liability	Total
Balance on December 31, 2020	$—	$9,200	$—	$9,200
Cash paid for contingent consideration	—	(26,573)	—	(26,573)
Liabilities assumed in recapitalization	9,613	—	17,722	27,335
Losses included in earnings	12,180	17,373	8,874	38,427

Balance on December 31, 2021	$21,793	$—	$26,596	$48,389